Fair Value Measurements - Summary of Available-for-Sale Marketable Securities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 69,283
Gross Unrealized Loss	(110)
Fair Value	69,173
US Treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	14,763
Gross Unrealized Loss	(50)
Fair Value	14,713
Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	16,972
Gross Unrealized Loss	(57)
Fair Value	16,915
Commercial paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	34,698
Gross Unrealized Loss	0
Fair Value	34,698
Asset backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	2,850
Gross Unrealized Loss	(3)
Fair Value	$ 2,847